Loss Per Share	12 Months Ended
Jan. 31, 2019
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Loss Per Share

23	Loss per Share

(a)	Basic and diluted loss per share

	For the Year Ended 31 January 2019 NZ$	For the Year Ended 31 January 2018 NZ$	For the 7 months Ended 31 January 2017 NZ$	For the Year Ended 30 June 2016 NZ$
From continuing operations attributable to the ordinary equity holders of the Group	(2.01)	(1.79)	(0.82)	(1.13)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group	(2.01)	(1.79)	(0.82)	(1.13)

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating loss per share

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:	(48,946)	(37,445)	(16,008)	(20,715)

(c)	Weighted average number of shares used as the denominator

	31 January 2019 Number	31 January 2018 Number	31 January 2017 Number	30 June 2016 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	24,379,019	20,915,036	19,404,681	18,345,000

* A stock reorganization occurred on the 19th June 2018 upon completion of the merger between Naked Brands Inc. and Bendon Limited. As a result, the calculation of basic and diluted earnings per share for 2018, 2017 and 2016 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares following this consolidation.

(d)	Information concerning the classification of securities

Convertible notes

At 31 January 2019, the Group had no convertible notes.